U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q
        ☐ Form N-SAR

For Period ended: June 30, 2007
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR
For the Transition Period Ended:_______________________________________

Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I - REGISTRANT INFORMATION

CyberDefender Corporation

Full Name of Registrant

N/A

Former Name if Applicable

12121 Wilshire Boulevard, Suite 350

Address of Principal Executive Office (Street and Number)

Los Angeles, California 90025

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date.

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III- NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

There is currently a shortage of staff available to assist with the preparation of the registrant’s quarterly report.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Ivan Ivankovich	310	826-1781
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [x] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x] Yes [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

CyberDefender Corporation

(Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 31, 2007

/s/ Ivan Ivankovich
Ivan Ivankovich, Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

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CYBERDEFENDER CORPORATION
ATTACHMENT IV(3)
FORM 12b-25 FOR THE PERIOD ENDED JUNE 30, 2007

On November 20, 2006 the registrant stopped engaging in new sales of its product, CyberDefender Anti-Spyware 2006, and began providing a suite of Internet security products called CyberDefender Early Detection Center, which is also provided as CyberDefender FREE 2.0. While the registrant was developing CyberDefender Early Detection Center/CyberDefender FREE 2.0, it slowed down its efforts in marketing its CyberDefender Anti-Spyware 2006 software so that it could devote more of its financial resources to the development of its new product. As a result, the registrant expects revenues to decline approximately 44%, from $2,317,368 for the six months ended June 30, 2006 to approximately $1,294,579 for the six months ended June 30, 2007. Revenues are also expected to decline approximately 42% during the three months ended June 30, 2007, from $1,087,383 for the three months ended June 30, 2006 to approximately $628,442. Furthermore, as a result of developing its new product, the registrant expects its expenses to increase by approximately 17% during the six months ended June 30, 2007, to approximately $3,622,228 from $3,103,941 for the six months ended June 30, 2006 and approximately 44% during the three months ended June 30, 2007, to approximately $1,811,095 from $1,259,609 for the three months ended June 30, 2006.

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